Financial risk management	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Financial risk management

27.	Financial risk management

The Company is exposed to a variety of risks arising from its operations, including price risk (related to crude oil and oil products prices), foreign exchange rates risk, interest rates risk, credit risk and liquidity risk. To manage market and financial risks, the Company prefers structuring measures through adequate capital and leverage management.

The Company presents a sensitivity analysis of factors relating to its corporate risk management process. The reasonably possible and remote scenarios are related to events with low and very low probability of occurrence, respectively. The period of application of the sensitivity analysis is one year, except for operations with commodity derivatives, for which a three-month period is applied, due to the short-term nature of these transactions.

27.1.	Derivative financial instruments

Assets and liabilities

	06.30.2024	12.31.2023
Fair value Asset Position (Liability)
Open derivatives transactions	(79)	20
Closed derivatives transactions awaiting financial settlement	6	10
Recognized in Statements of Financial Position	(73)	30
Other assets (note 16)	76	92
Other liabilities (note 16)	(149)	(62)

The following table presents the details of the open derivative financial instruments held by the Company as of June 30, 2024, and represents its risk exposure:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2024	12.31.2023	06.30.2024	12.31.2023
Derivatives not designated for hedge accounting
Future contracts - total (1)	5,121	(1,053)	3	1
Long position/Crude oil and oil products	14,423	2,527	−	-	2024
Short position/Crude oil and oil products	(9,302)	(3,580)	−	-	2024
Swap (2)					−
Long position/ Soybean oil	4	−	-	−	2024
Short position/ Soybean oil	-	(1)	-	−	2024
Forward contracts (3)
Short position/Foreign currency forwards (BRL/USD)	(15)	(1)	−	-	2024
Swap (3)				−
Swap - CDI X IPCA	R$ 3,008	R$ 3,008	42	68	2029/2034
Foreign currency / Cross-currency Swap (3)	US$ 729	US$ 729	(124)	(49)	2024/2029
Total open derivative transactions			(79)	20
(1)	Notional value in thousands of bbl.
(2)	Notional value in thousands of tons.
(3)	Amounts in US$ and R$ are presented in million.

Profit or loss

Gains/ (losses) recognized in the statement of income
	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Commodity derivatives
Other commodity derivative transactions - Note 27.2.1 (a)	24	69	19	(10)
Recognized in Other Income and Expenses	24	69	19	(10)
Currency derivatives
Swap CDI x Dollar - Note 27.2.2 (b)	(62)	78	(61)	62
Others	−	−	−	1
	(62)	78	(61)	63
Interest rate derivatives
Swap - CDI X IPCA	(41)	47	(21)	40
	(41)	47	(21)	40
Cash flow hedge on exports -Note 27.2.2 (a)	(1,297)	(2,232)	(600)	(1,078)
Recognized in Net finance income (expense)	(1,400)	(2,107)	(682)	(975)
Total open derivative transactions	(1,376)	(2,038)	(663)	(985)

Comprehensive income

Gains/ (losses) recognized in other comprehensive income
	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Cash flow hedge on exports - Note 27.2.2 (a)	(7,352)	7,104	(6,027)	4,482

Collateral

Guarantees given as collateral
	06.30.2024	12.31.2023
Commodity derivatives	55	18

27.2.	Market risks
27.2.1.	Risk management of products prices

The Company is exposed to commodity price cycles, and it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Strategic Plan are being met.

a)	Other commodity derivative transactions

Petrobras, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, may seek to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk.

b)	Sensitivity analysis of commodity derivatives

The probable scenario uses market references, used in pricing models for oil, oil products and natural gas markets, and considers the closing price of the asset on June 30, 2024. Therefore, no variation is considered arising from outstanding operations in this scenario. The reasonably possible and remote scenarios reflect the potential effects on the statement of income from outstanding transactions, considering a variation in the closing price of 20% and 40%, respectively. To simulate the most unfavorable scenarios, the variation was applied to each asset according to open transactions: price decrease for long positions and increase for short positions.

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(61)	(122)
Future and forward contracts	Soybean oil - price changes	-	(1)	(2)
Option	Soybean oil	-	-	-
Forward contracts	Foreign currency - depreciation BRL x USD	-	(3)	(4)
		−	(65)	(128)

27.2.2.	Foreign exchange risk management
a)	Cash Flow Hedge involving the Company’s future exports

The carrying amounts, the fair value as of June 30, 2024, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.5589 exchange rate are set out below:

		Present value of hedging instrument notional value at 06.30.2024
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2024 to June 2034	62,660	348,322

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2023	65,138	315,350
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	7,159	36,488
Exports affecting the statement of income	(5,362)	(27,001)
Principal repayments / amortization	(4,275)	(21,881)
Foreign exchange variation	-	45,366
Amounts designated as of June 30, 2024	62,660	348,322
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2024	80,571	447,888

In the six-month period ended June 30, 2024, the Company recognized a US$ 90 loss within foreign exchange gains (losses) due to ineffectiveness (a US$ 228 gain in the same period of 2023).

The average ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 55.12%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2024 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2023	(18,210)	6,190	(12,020)
Recognized in Other comprehensive income	(8,649)	2,941	(5,708)
Reclassified to the statement of income - occurred exports	1,297	(442)	855
Balance at June 30, 2024	(25,562)	8,689	(16,873)

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2022	(26,527)	9,020	(17,507)
Recognized in Other comprehensive income	4,872	(1,657)	3,215
Reclassified to the statement of income - occurred exports	2,232	(760)	1,472
Balance at June 30, 2023	(19,423)	6,603	(12,820)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following a revision of the Company’s strategic plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in the Strategic Plan 2024-2028, would not indicate a reclassification from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2024, before tax effect, is set out below:

	2024	2025	2026	2027	2028	2029 onwards	Total
Expected realization	(3,459)	(4,743)	(4,392)	(4,634)	(3,360)	(4,974)	(25,562)

b)	Information on ongoing contracts

As of June 30, 2024, the Company has outstanding swap contracts - IPCA x CDI and CDI x Dollar.

Swap contracts – IPCA x CDI and CDI x Dollar

In September 2019, Petrobras contracted a cross currency swap aiming to protect against exposure arising from the 7th issuance of debentures, for IPCA x CDI operations, maturing in September 2029 and September 2034, and US$ 240 for CDI x U.S. Dollar operations, maturing in September 2024 and September 2029.

In July 2023, the 1st repurchase plan for these debentures was closed. During the term of this plan, which started in July 2022, only an immaterial amount of this debt had been effectively repurchased. Thus, the position in this swap remains unchanged.

Changes in interest rate forward curves (CDI interest rate) may affect the Company's results, due to the market value of these swap contracts. In preparing a sensitivity analysis for these curves, a parallel shock on this curve was estimated based on the average maturity of these swap contracts, in the scope of the Company’s Risk Management Policy. For reasonably possible and remote scenarios, parallel shocks of 40% and 80% were applied to the interest rate forward curves, which resulted in effects of 496 b.p. and 992 b.p., respectively, on the estimated interest rates. The effects of this sensitivity analysis, keeping all other variables remaining constant, are shown in the following table:

	Reasonably possible scenario	Remote scenario
SWAP Exchange rate (IPCA x USD)	(10)	(20)

The methodology used to calculate the fair value of this swap operation consists of calculating the future value of the operations, using rates agreed in each contract and the projections of the interest rate curves, IPCA coupon and foreign exchange coupon, discounting to present value using the risk-free rate. Curves are obtained from Bloomberg based on forward contracts traded in stock exchanges.

The mark-to-market is adjusted to the credit risk of the counterparts, which effect is immaterial.

c)	Sensitivity analysis for foreign exchange risk on financial instruments

The sensitivity analysis of foreign exchange risk presented in the table below is carried out for a twelve-month term. The probable scenario is computed based on external data, while the reasonably possible and remote scenarios considers 20% and 40% changes in the foreign exchange rates prevailing on June 30, 2024, respectively, except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies. This analysis only covers the exchange rate variation and maintains all other variables constant.

Risk	Financial Instruments	Exposure at 06.30.2024	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
Dollar/Real	Assets	11,548	(829)	2,310	4,619
	Liabilities	(107,587)	7,720	(21,517)	(43,034)
	Exchange rate - Cross currency swap	(541)	39	(108)	(216)
	Cash flow hedge on exports	62,660	(4,496)	12,532	25,064
	Total	(33,920)	2,434	(6,783)	(13,567)

Euro/Dollar	Assets	1,489	37	298	595
	Liabilities	(2,063)	(52)	(412)	(825)
	Total	(574)	(15)	(114)	(230)

Pound/Dollar	Assets	1,555	30	311	622
	Liabilities	(3,060)	(59)	(612)	(1,224)
	Total	(1,505)	(29)	(301)	(602)

Pound/Real	Assets	1	−	−	−
	Liabilities	(36)	2	(7)	(14)
	Total	(35)	2	(7)	(14)

Euro/Real	Assets	4	−	1	2
	Liabilities	(17)	1	(3)	(7)
	Total	(13)	1	(2)	(5)

Peso/Dollar	Assets	15	(5)	(2)	(4)
	Total	15	(5)	(2)	(4)
Total at June 30, 2024		(36,032)	2,388	(7,209)	(14,422)
(1)	At June 30, 2024, the probable scenario was computed based on the following risks: R$ x U.S. dollar - a 7.18% appreciation of the real; peso x U.S. dollar - a 60.7% depreciation of the peso; euro x dollar: a 2.7% appreciation of the euro; pound sterling x U.S. dollar - a 2.07% appreciation of the pound sterling; real x euro: a 4.7% depreciation of the real; real x pound sterling - a 5.3% depreciation of the real;. Source: Focus and Thomson Reuters.

27.2.3.	Interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations faced by certain subsidiaries of Petrobras.

The sensitivity analysis of interest rate risk presented in the table below is carried out for a twelve-month term. Amounts referring to reasonably possible and remote scenarios mean the total floating interest expense if there is a variation of 40% and 80% in these interest rates, respectively, maintaining all other variables constant.

The following table presents the amounts to be disbursed by Petrobras with the payment of interest related to debts with floating interest rates at June 30, 2024:

Risk	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
LIBOR 6M	4	5	5
SOFR 3M (2)	109	141	173
SOFR 6M (2)	106	126	146
SOFR O/N (2)	251	351	452
CDI	208	291	374
TR	5	7	9
TJLP	55	77	99
IPCA	94	132	170
	832	1,130	1,428
(1)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.
(2)	It represents the Secured Overnight Financing Rate.

27.3.	Liquidity risk management

The possibility of a shortage of cash to settle the Company’s obligations on the agreed dates is managed by the Company. The Company mitigates its liquidity risk by defining reference parameters for treasury management and by periodically analyzing the risks associated to the projected cash flow, quantifying its main risks through Monte Carlo simulations. These risks include oil prices, exchange rates, gasoline and diesel international prices, among others. In this way, the Company is able to predict cash needs for its operational continuity and for the execution of its strategic plan.

In this context, even these unaudited condensed consolidated interim financial statements presenting a negative net working capital, management believes it does not compromise its liquidity.

Additionally, the Company maintains revolving credit facilities contracted as a liquidity reserve to be used in adverse scenarios (see note 24.5). The Company regularly assesses market conditions and may enter into transactions to repurchase its own securities or those of its subsidiaries, through a variety of means, including tender offers, make whole exercises and open market repurchases, since they are in line with the Company's liability management strategy, in order to improve its debt repayment profile and cost of debt.

The maturity schedules for the Company’s undiscounted finance debt and lease liability are presented in note 24.4 and 25, respectively.

27.4.	Fair value of financial assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Commodity derivatives	3	-	-	3
Interest rate derivatives	-	42	-	42
Balance at June 30, 2024	3	42	-	45
Balance at December 31, 2023	1	68	−	69

Liabilities
Foreign currency derivatives	-	(124)	-	(124)
Balance at June 30, 2024	−	(124)	-	(124)
Balance at December 31, 2023	−	(49)	−	(49)

The fair value of other financial assets and liabilities is presented in the respective notes: 3 – Marketable securities; 9 – Trade and other receivables; and 24 – Finance debt (estimated amount).

The fair values of cash and cash equivalents, current debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.